Intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

June 30, 2023	Cost	Accumulated depreciation	Net book Value

Ad Tech technology	$1,877,415	$1,627,093	$250,322
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	737,769	624,266
	$3,270,456	$2,395,868	$874,588

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended June 30, 2023 and 2022

(Unaudited)

5. Intangible assets: (Continued)

December 31, 2022	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,439,351	$438,064
Kidoz OS technology	31,006	31,006	-
Customer relationship	1,362,035	652,642	709,393
	$3,270,456	$2,122,999	$1,147,457